Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
Cost	Plant and equipment	Mining properties	Assets under construction	Exploration and evaluation expenditure	Total $

Balance as of January 1, 2017	202,687	425,203	26,206	44,974	699,070

Additions	8,632	6,959	20,595	15,758	51,944
Disposals	(1,038)	-	-	(9,417)	(10,455)
Transfers	12,948	-	(12,948)	-	-
Balance as of December 31, 2017	223,229	432,162	33,853	51,315	740,559

Additions	10,143	4,648	20,781	13,209	48,781
Change in estimate of decomissioning liability	512				512
Disposals	(1,115)	-	-	-	(1,115)
Transfers	7,152	-	(7,152)	-	-
Balance as of December 31, 2018	239,921	436,810	47,482	64,524	788,737

Balance as of January 1, 2017	122,204	281,997	-	13,041	417,242

Depletion, depreciation and amortization	20,799	37,176	-	-	57,975
Disposals	(898)	-	-	-	(898)
Balance as of December 31, 2017	142,105	319,173	-	13,041	474,319

Depletion, depreciation and amortization	14,562	16,787	-	-	31,349
Disposals	(444)	-	-	-	(444)
Balance as of December 31, 2018	156,223	335,960	-	13,041	505,224

Net Book Value - December 31, 2018	83,698	100,850	47,482	51,483	283,513
Net Book Value - December 31, 2017	81,124	112,989	33,853	38,274	266,240
Net Book Value - December 31, 2016	80,483	143,206	26,206	31,933	281,828